30. OPERATING COSTS AND EXPENSES (Details Narrative) R$ in Millions	1 Months Ended		3 Months Ended	12 Months Ended
	Mar. 31, 2019 BRL (R$) Number	Mar. 31, 2018 BRL (R$) Number	Mar. 31, 2019 BRL (R$) Employee	Dec. 31, 2019 BRL (R$) Employee	Dec. 31, 2018 BRL (R$) Employee
Disclosure Of Operating Costs And Expenses [line items]
Period of eligibility for the severance program		25 years			25 years
Penalty in percentage					40.00%
Programmed voluntary retirement plan expense	R$ 21	R$ 65			R$ 214
Number of employees completing severance	155	458			1,189
Right of use				R$ 32
Action provisioned at the cost				98
Impairment of intangible assets				22
Cemig [Member]
Disclosure Of Operating Costs And Expenses [line items]
Right of use				32
Pasep and Cofins Credits [Member]
Disclosure Of Operating Costs And Expenses [line items]
Right of use				5
PDVP 2019 [member]
Disclosure Of Operating Costs And Expenses [line items]
Programmed voluntary retirement plan expense			R$ 87	R$ 65	R$ 26
Number of employees completing severance | Employee			613	458	151